Convertible Preference Shares of Subsidiary (Detail) - Series A CPS Fair values estimated based on the following assumptions	3 Months Ended		0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Series A CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member]
Risk-free interest rate			0.08% - 0.12%	0.11% - 0.15%	0.23% - 0.28%	0.28%
Expected remaining term			0.30 - 0.66 Years	0.55 - 0.90 Years	1.30 - 1.66 Years	1.55 - 1.90 Years
Expected volatility			115.56% - 128.08%	123.55% - 127.94%	89.99% - 96.41%	81.15% - 82.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%